Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 784	$ 800	$ 769
Less: accumulated depreciation	(510)	(452)	(353)
Total property and equipment, net	274	348	416
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	499	504	502
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	162	167	157
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	91	94	75
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 32	$ 35	$ 35